Earnings Per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Numerator
Net income	$ 2,638	$ 12,700
Denominator:
Denominator for basic and diluted earnings per common unit—weighted average number of common units	18,371,855	33,527,135
Basic and diluted net earnings per common unit	$ 0.14	$ 0.38